CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 127,076	¥ 884,676	¥ 563,383
Restricted cash	2,371	16,509
Trade receivables	3,750	26,110	10,473
Receivables from online payment platforms	1,929	13,429	9,970
Amounts due from related parties	835	5,815	850
Term deposits and short-term investments	279,074	1,942,860	643,539
Prepayment and other current assets	9,714	67,628	50,236
Total current assets	424,749	2,957,027	1,278,451
Non-current assets:
Long-term Investments	6,605	45,980	14,813
Property and equipment, net	4,645	32,341	3,253
Deferred tax assets	5,057	35,208	30,894
Prepayment for long-term investment			11,500
Operating lease right-of-use assets	20,754	144,488
Other non-current assets	2,142	14,910	1,625
Total non-current assets	39,203	272,927	62,085
Total assets	463,952	3,229,954	1,340,536
Current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiaries of RMB266,028 and RMB405,701 as of December 31, 2018 and 2019, respectively):
Taxes payable	9,424	65,605	41,552
Contract liabilities	13,463	93,725	116,967
Salary and welfare payables	14,461	100,676	71,486
Amounts due to related parties	376	2,620	925
Accrued expenses and other current liabilities	23,857	166,088	71,226
Operating lease liabilities-current	5,429	37,799
Total current liabilities	67,010	466,513	302,156
Non-current liabilities:
Operating lease liabilities-non current	17,352	120,803
Total non-current liabilities	17,352	120,803
Total liabilities	84,362	587,316	302,156
Commitment and contingencies (see Note 16)
Mezzanine equity:
Total mezzanine equity			1,395,949
Shareholders' (deficit)/equity:
Additional paid-in capital	402,099	2,799,336
Statutory reserve	1,516	10,562
Accumulated deficit	(37,239)	(259,251)	(394,039)
Accumulated other comprehensive income	13,177	91,733	36,398
Total shareholders' (deficit)/equity	379,590	2,642,638	(357,569)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	463,952	3,229,954	1,340,536
Series A convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			30,440
Series B convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			99,075
Series C-1 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			17,769
Series C convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			161,101
Series D convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			422,035
Series D+ convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			178,035
Series E convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			487,494
Class A ordinary shares | Ordinary shares
Shareholders' (deficit)/equity:
Ordinary shares	32	221	37
Total shareholders' (deficit)/equity		221	37
Class B ordinary shares | Ordinary shares
Shareholders' (deficit)/equity:
Ordinary shares	$ 5	37	35
Total shareholders' (deficit)/equity		¥ 37	¥ 35